Intangible assets, net - Schedule of Amortization Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2,101	$ 2,063	$ 2,122
Cost of Revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	241	243	147
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	415	323	386
Research and development expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,445	$ 1,497	$ 1,589